Value Line Core Bond Fund
Schedule of Investments (unaudited)
September 30, 2025

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
$ 181,707	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.45%, 3/25/43(1)(2)	$184,279
203,881	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 1/25/43(1)(2)	207,578
200,818	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 5/25/43(1)(2)	204,961
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $588,299)		596,818
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	195,783
120,691	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	100,313
78,052	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	73,465
24,614	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1 mo. USD Term SOFR + 0.81%), 4.95%, 9/20/34(2)	21,597
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $457,186)		391,158
CORPORATE BONDS & NOTES 30.9%
BASIC MATERIALS 0.8%
	IRON/STEEL 0.4%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	149,719
	MINING 0.4%
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	135,622
		285,341
COMMUNICATIONS 2.9%
	INTERNET 1.3%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	143,317
150,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(3)	154,733
150,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	135,198
		433,248
	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	150,440
	TELECOMMUNICATIONS 1.2%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	127,726
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	156,265
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	142,686
		426,677
		1,010,365
Principal Amount		Value
CORPORATE BONDS & NOTES 30.9% (continued)
CONSUMER, CYCLICAL 2.1%
	AUTO MANUFACTURERS 0.4%
$ 150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	$150,893
	HOME BUILDERS 0.4%
150,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30	154,494
	LODGING 0.9%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	153,377
150,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	153,291
		306,668
	RETAIL 0.4%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	129,834
		741,889
CONSUMER, NON-CYCLICAL 4.2%
	BIOTECHNOLOGY 0.8%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	156,109
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	132,299
		288,408
	COMMERCIAL SERVICES 0.9%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(3)	154,662
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	146,141
		300,803
	HEALTHCARE PRODUCTS 0.9%
150,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	152,947
150,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	154,688
		307,635
	PHARMACEUTICALS 1.6%
150,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	144,713
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	132,050
150,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	150,562
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	144,958
		572,283
		1,469,129
ENERGY 3.1%
	OIL & GAS 1.8%
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	154,481
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	150,495
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	155,626
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 30.9% (continued)
ENERGY 3.1% (continued)
	OIL & GAS 1.8% (continued)
$ 150,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	$154,409
		615,011
	PIPELINES 1.3%
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	127,685
150,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	151,223
150,000	Targa Resources Corp., 6.50%, 3/30/34	163,331
		442,239
		1,057,250
FINANCIAL 11.1%
	BANKS 7.3%
150,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)	153,265
150,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)	150,744
150,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(2)	152,165
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)	150,698
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)	151,813
150,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(2)	152,427
150,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(2)	150,997
150,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(2)	151,061
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	150,087
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)	122,572
150,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(2)	150,384
150,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)	164,856
150,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)	152,063
150,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(3)	154,210
150,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(2)	150,657
150,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)	153,485
Principal Amount		Value
CORPORATE BONDS & NOTES 30.9% (continued)
FINANCIAL 11.1% (continued)
	BANKS 7.3% (continued)
$ 150,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)	$131,779
		2,543,263
	DIVERSIFIED FINANCIALS 1.3%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	138,134
150,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(2)	154,009
150,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	149,751
		441,894
	REITS 2.5%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	152,717
150,000	American Tower Corp., 5.50%, 3/15/28	154,587
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	135,197
150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	154,356
150,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	132,121
150,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	150,915
		879,893
		3,865,050
INDUSTRIAL 2.0%
	AEROSPACE/DEFENSE 0.8%
150,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.40%, 8/15/30	151,172
150,000	RTX Corp., 4.50%, 6/1/42	135,643
		286,815
	ELECTRONICS 0.4%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	133,116
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	143,116
	PACKAGING & CONTAINERS 0.4%
150,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	136,266
		699,313
TECHNOLOGY 2.5%
	COMPUTERS 0.4%
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	136,384
	SEMICONDUCTORS 1.2%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	111,031
150,000	Broadcom, Inc., 4.30%, 11/15/32	148,063
150,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	160,266
		419,360
See Supplementary Notes to Financial Statements.

September 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 30.9% (continued)
TECHNOLOGY 2.5% (continued)
	SOFTWARE 0.9%
$ 150,000	Fiserv, Inc., Senior Unsecured Notes, 5.25%, 8/11/35	$151,596
150,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35	151,211
		302,807
		858,551
UTILITIES 2.2%
	ELECTRIC 1.8%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	149,054
150,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	155,576
150,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30	154,450
150,000	Southern Co., 5.70%, 3/15/34	158,423
		617,503
	GAS 0.4%
150,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	145,253
		762,756
TOTAL CORPORATE BONDS & NOTES (Cost $10,684,507)		10,749,644
LONG-TERM MUNICIPAL SECURITIES 3.1%
	CALIFORNIA 0.9%
150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	148,394
150,000	State of California, GO, 5.70%, 10/1/32	161,957
		310,351
	HAWAII 0.4%
150,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	152,965
	ILLINOIS 0.5%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	157,792
	MARYLAND 0.4%
150,000	Maryland Department of Housing & Community Development, Series F, (GNMA/FNMA/FHLMC), 5.06%, 3/1/33	152,837
	MINNESOTA 0.4%
150,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	151,092
	VIRGINIA 0.5%
175,000	City of Norfolk, GO, (ST AID WITHHLDG), 1.70%, 10/1/30	158,337
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,052,747)		1,083,374
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.4%
57,633	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	57,153
26,272	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	25,096
13,792	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	13,110
14,395	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	13,953
29,004	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	27,517
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.4% (continued)
$ 91,618	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	$84,435
107,552	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	103,686
14,996	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	14,435
155,586	FHLMC Pool #QB2958, 3.00%, 9/1/50	137,900
158,971	FHLMC Pool #QB5314, 2.50%, 11/1/50	135,288
177,997	FHLMC Pool #QB8153, 2.50%, 1/1/51	151,588
700,951	FHLMC Pool #QF1236, 4.50%, 10/1/52	683,119
115,082	FHLMC Pool #SD8023, 2.50%, 11/1/49	98,119
113,494	FHLMC Pool #SD8163, 3.50%, 8/1/51	104,386
366,462	FHLMC Pool #SD8173, 2.50%, 10/1/51	309,430
884,856	FHLMC Pool #SD8256, 4.00%, 10/1/52	835,880
40,141	FNMA Pool #AB2346, 4.50%, 2/1/41	40,201
36,038	FNMA Pool #AI4285, 5.00%, 6/1/41	36,833
189,073	FNMA Pool #AR6394, 3.00%, 2/1/43	173,919
48,617	FNMA Pool #AS5892, 3.50%, 10/1/45	45,686
16,024	FNMA Pool #AS6102, 3.50%, 11/1/45	15,037
27,502	FNMA Pool #AS6205, 3.50%, 11/1/45	25,820
22,772	FNMA Pool #AS6385, 4.00%, 12/1/45	21,896
55,794	FNMA Pool #AS9562, 3.00%, 5/1/47	50,420
60,616	FNMA Pool #AU4279, 3.00%, 9/1/43	55,701
45,491	FNMA Pool #AV0703, 4.00%, 12/1/43	44,187
49,845	FNMA Pool #AX0416, 4.00%, 8/1/44	47,808
35,185	FNMA Pool #AY1670, 3.50%, 2/1/45	33,078
19,073	FNMA Pool #AY4195, 4.00%, 5/1/45	18,369
25,061	FNMA Pool #BA3885, 3.50%, 11/1/45	23,487
117,452	FNMA Pool #CA2320, 3.50%, 9/1/48	110,037
53,995	FNMA Pool #CA5540, 3.00%, 4/1/50	48,303
591,397	FNMA Pool #CB0856, 3.00%, 6/1/51	522,273
734,249	FNMA Pool #CB5892, 4.50%, 3/1/53	717,278
884,698	FNMA Pool #FM9834, 3.50%, 6/1/49	821,420
31,398	FNMA Pool #MA0641, 4.00%, 2/1/31	31,230
391,218	FNMA Pool #MA4548, 2.50%, 2/1/52	330,608
3,654	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	3,585
3,142	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	3,095
1,093,309	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	186,572
27,545	GNMA II Pool #5332, 4.00%, 3/20/42	26,660
103,255	GNMA II Pool #MA3937, 3.50%, 9/20/46	96,044
93,464	GNMA II Pool #MA7054, 3.50%, 12/20/50	85,968
102,405	GNMA II Pool #MA7651, 3.50%, 10/20/51	93,929
739,020	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	636,534
1,123,942	GNMA II Pool #MA8043, 3.00%, 5/20/52	1,003,744
354,484	GNMA II Pool #MA8945, 4.00%, 6/20/53	336,168
345,040	GNMA II Pool #MA9527, 5.00%, 3/20/54	343,030
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,415,067)		8,824,015
U.S. TREASURY OBLIGATIONS 33.7%
1,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	914,844
500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	318,418
750,000	U.S. Treasury Bonds, 3.88%, 5/15/43	679,365
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 33.7% (continued)
$ 150,000	U.S. Treasury Bonds, 3.63%, 5/15/53	$123,891
300,000	U.S. Treasury Notes, 4.63%, 2/28/26	300,830
1,100,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,106,127
986,300	U.S. Treasury Notes, 2.25%, 8/15/27	961,835
500,000	U.S. Treasury Notes, 2.75%, 2/15/28	490,098
1,150,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,147,215
1,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	1,367,871
1,550,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,440,955
1,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	991,719
1,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	1,496,074
400,000	U.S. Treasury Notes, 4.25%, 5/15/35	403,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,675,714)		11,742,929

Shares		Value
SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
1,249,377	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(4)	1,249,377
TOTAL SHORT-TERM INVESTMENTS (Cost $1,249,377)		1,249,377
TOTAL INVESTMENTS IN SECURITIES 99.5% (Cost $35,122,897)		$34,637,315
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%		171,684
NET ASSETS(5) 100.0%		$34,808,999

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2025. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $909,963.
(4)	Rate reflects 7 day yield as of September 30, 2025.
(5)
For federal income tax purposes, the aggregate cost was
$35,122,897, aggregate gross unrealized appreciation
was $451,023, aggregate gross unrealized depreciation
was $936,605 and the net unrealized depreciation was
$485,582.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.